BNY Mellon Pennsylvania Fund

Summary Prospectus | September 1, 2022

Class  Ticker

A  PTPAX

C  PPACX

Z  DPENX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus and other information about the fund, including the statement of additional information and most recent reports to shareholders, online at http://im.bnymellon.com/literaturecenter. You can also get this information at no cost by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com. The fund's prospectus and statement of additional information, dated September 1, 2022 (each as revised or supplemented), are incorporated by reference into this summary prospectus.

Investment Objective

The fund seeks to maximize current income exempt from federal income tax and from Pennsylvania state income tax, without undue risk.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge. More information about sales charges, including these and other discounts and waivers, is available from your financial professional and in the Shareholder Guide section beginning on page 22 of the prospectus, in the Appendix on page A-1 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Class A		Class C	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none*	1.00	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class Z
Management fees	.55	.55	.55
Distribution (12b-1) fees	none	.75	none
Other expenses:
Shareholder services fees	.25	.25	.00
Miscellaneous other expenses	.23	.38	.23
Total other expenses	.48	.63	.23
Total annual fund operating expenses	1.03	1.93	.78
Fee waiver**	(.10)	(.10)	(.10)
Total annual fund operating expenses (after fee waiver)	.93	1.83	.68
*Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

**The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive receipt of a portion of its management fees, in the amount of .10% of the value of the fund's average daily net assets until September 1, 2023. On or after September 1, 2023, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your

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investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the contractual undertaking by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A (with or without redemption at end of period)	$541	$754	$984	$1,644
Class C (with redemption at end of period)	$286	$596	$1,033	$2,246
Class C (without redemption at end of period)	$186	$596	$1,033	$2,246
Class Z (with or without redemption at end of period)	$69	$239	$423	$957

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15.23% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal and Pennsylvania state personal income taxes. Municipal bonds are debt securities or other obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies and authorities, and certain other specified securities.

The fund invests at least 70% of its net assets in municipal bonds rated, at the time of purchase, investment grade (i.e., Baa/BBB or higher) or the unrated equivalent as determined by the fund's sub-adviser. For additional yield, the fund may invest up to 30% of its net assets in municipal bonds rated below investment grade ("high yield" or "junk" bonds) or the unrated equivalent as determined by the fund's sub-adviser. The dollar-weighted average maturity of the fund's portfolio normally exceeds ten years, but the fund may invest without regard to maturity. A bond's maturity is the length of time until the principal must be fully repaid with interest. Dollar-weighted average maturity is an average of the stated maturities of the bonds held by the fund, based on their dollar-weighted proportions in the fund.

The fund's portfolio managers focus on identifying undervalued sectors and securities. To select municipal bonds for the fund, the portfolio managers use fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and actively trade among various sectors and securities based on their apparent relative values. The fund seeks to invest in several different sectors, and does not seek to overweight any particular sector but may do so depending on each sector's relative value at a given time.

A rigorous sell discipline is employed to continuously evaluate all fund holdings. Current holdings may become sell candidates if creditworthiness is deteriorating, if bonds with better risk and return characteristics become available, or if the holding no longer meets the portfolio managers' strategic or structural objectives.

Although the fund seeks to provide income exempt from federal and Pennsylvania state income taxes, income from some of the fund's holdings may be subject to the federal alternative minimum tax.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund's share price. As an example, elevated costs or shortfalls in revenue associated with the spread of the COVID-19 outbreak

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could affect the ability of municipal issuers to make payments on debt obligations when due. Any such credit impairment could adversely impact the value of their bonds, which could negatively impact the performance of the fund.

• Interest rate risk. Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund's investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund's investments in new securities may be at lower yields and may reduce the fund's income. Very low or negative interest rates may magnify interest rate risk. Although interest rates in the United States remain at historically low levels, they have been rising and are expected to continue to increase in the future. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield ("junk") bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates.

• Credit risk. Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of the security, can cause the security's price to fall. The lower a security's credit rating, the greater the chance that the issuer of the security will default or fail to meet its payment obligations.

• High yield securities risk. High yield ("junk") securities involve greater credit risk, including the risk of default, than investment grade securities, and are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments. These securities are especially sensitive to adverse changes in general economic conditions, to changes in the financial condition of their issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of below investment grade securities may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to sell such municipal bonds at attractive prices. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for below investment grade securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

• State-specific risk. The fund is subject to the risk that Pennsylvania's economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in the municipal obligations of a single state makes the fund more sensitive to risks specific to that state and may entail more risk than investing in the municipal obligations of multiple states as a result of potentially less diversification.

• Market risk. The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.  In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund.  Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.  These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

• Management risk. The investment process used by the fund's portfolio managers could fail to achieve the fund's investment goal and cause your fund investment to lose value.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and, if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is

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not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.im.bnymellon.com.

Year-by-Year Total Returns as of 12/31 each year (%) Class A
Best Quarter Q1, 2014: 3.33% Worst Quarter Q4, 2016: -3.41%
The year-to-date total return of the fund's Class A shares as of June 30, 2022 was -9.90%.

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

Average Annual Total Returns (as of 12/31/21)
Class	1 Year	5 Years	10 Years
Class A returns before taxes	-2.32%	3.01%	3.11%
Class A returns after taxes on distributions	-2.49%	2.77%	2.96%
Class A returns after taxes on distributions and sale of fund shares	-0.43%	2.85%	3.03%
Class C returns before taxes	0.40%	3.11%	2.77%
Class Z returns before taxes	2.50%	4.19%	3.81%
Bloomberg U.S. Municipal Bond Index reflects no deductions for fees, expenses or taxes	1.52%	4.17%	3.72%
Portfolio Management

The fund's investment adviser is BNY Mellon Investment Adviser, Inc. (BNYM Investment Adviser). BNYM Investment Adviser has engaged its affiliate, Insight North America LLC (INA), to serve as the fund's sub-adviser.

Thomas Casey and Daniel Rabasco, CFA are the fund's primary portfolio managers, positions they have held since October 2014 and February 2012, respectively. Mr. Casey is a senior portfolio manager for tax-sensitive strategies at INA. Mr. Rabasco is head of municipal bond strategies at INA.

Purchase and Sale of Fund Shares

In general, for each share class, the fund's minimum initial investment is $1,000 and the minimum subsequent investment is $100. Class Z shares generally are not available for new accounts. You may sell (redeem) your shares on any business day by calling 1-800-373-9387 (inside the U.S. only) or by visiting www.im.bnymellon.com. If you invested in the fund through a third party, such as a bank, broker-dealer or financial adviser, you may mail your request to sell shares to BNY Mellon Institutional Department, P.O. Box 9882, Providence, Rhode Island 02940-8082. If you invested directly through the fund, you may mail your request to sell shares to BNY Mellon Shareholder Services, P.O. Box 9879, Providence, Rhode Island 02940-8079. If you are an Institutional Direct accountholder, please contact your BNY Mellon relationship manager for instructions.

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Tax Information

The fund anticipates that dividends paid by the fund generally will be exempt from federal and Pennsylvania state income taxes. However, the fund may realize and distribute taxable income and capital gains from time to time as a result of the fund's normal investment activities.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund's distributor and its related companies may pay the intermediary for the sale of fund shares and related services. To the extent that the intermediary may receive lesser or no payments in connection with the sale of other investments, the payments from the fund's distributor and its related companies may create a potential conflict of interest by influencing the broker-dealer or other intermediary and your financial representative to recommend the fund over the other investments. This potential conflict of interest may be addressed by policies, procedures or practices adopted by the financial intermediary. As there may be many different policies, procedures or practices adopted by different intermediaries to address the manner in which compensation is earned through the sale of investments or the provision of related services, the compensation rates and other payment arrangements that may apply to a financial intermediary and its representatives may vary by intermediary. Ask your financial representative or visit your financial intermediary's website for more information.

This prospectus does not constitute an offer or solicitation in any state or jurisdiction in which, or to any person to whom, such offering or solicitation may not lawfully be made.

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